Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bridgecrest Acceptance Corporation (the “Company”)

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

(together, the “Specified Parties”)

Re: Bridgecrest Lending Auto Securitization Trust 2023-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “1. Statistical—BLAST 2023-1 $347.96M - 7-31-2023 v2F.xlsx” provided by the Company on September 29, 2023, containing information on 14,740 automobile retail installment sale contracts (“Auto Loans”) as of July 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Bridgecrest Lending Auto Securitization Trust 2023-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of insurance document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•

The term “Amortization File” means an electronic data file entitled “Sample 144 to 150—Original Maturity Date Support (GoFi).xlsx”, provided by the Company on September 29, 2023, containing information on the scheduled last payment dates for the Selected Auto Loans (defined below) #144 to #150.

•

The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, Customer Information Form, SCRA Modification Form, Interest Rate Buy Down Confirmation, Insurance Document, and Amortization File (which were represented by the Company to be copies of the original Loan File contained in Global Search System), and screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We randomly selected a sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Data File.

B.

For each Selected Auto Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority until agreed.

Attribute	Loan File / Instructions

Borrower Name

Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision, Customer Information Form

For Selected Auto Loan #24, we observed that the borrower’s first name in the Data File was misspelled by one letter. We were instructed by the Company to not consider this difference to be an exception.

Original Amount Financed	Installment Sale Contract

Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract

Attribute	Loan File / Instructions

Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, the “Reg. Payment” field in the “Account Summary” screen from Vision, Interest Rate Buy Down Confirmation

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the Installment Sale Contract, the “Account Summary” screen from Vision or the SCRA Modification Form and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision

Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision, SCRA Modification Form, Interest Rate Buy Down Confirmation

New vs. Used	Installment Sale Contract

Origination Date	Installment Sale Contract

First Payment Date	Installment Sale Contract

Original Maturity Date	Installment Sale Contract, Amortization File

Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

C.	For each Selected Auto Loan, we observed the presence of the following in the Loan File:

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

October 3, 2023

Exhibit A

Title Documents

Application for Certificate of Title	Certificate of Title

Application for Certificate of Title and Registration	Certificate of Title of a Vehicle

Application for Certificate of Title for a Vehicle	Form MV-1 Motor Vehicle Title Application

Application for Certificate of Title with/without Registration	Lien and Title Information Report

Application for Dealer Assignment	Lien Entry Form

Application for Noting of Lien, Duplicate title, or Multipurpose Use	Notice of Security Interest Filing

Application for Title	Title and Registration Application

Application for Title and/or Registration	Title Application

Application for Title or Registration	Vehicle/Vessel Transfer and Reassignment Form

Application for Vehicle Title and Registration

Application for Vehicle Transaction

Application(s) for Certificate of Title to a Motor Vehicle

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime Car Sales Company LLC

Bridgecrest Acceptan	DriveTime Car Sales Company, LLC

Bridgecrest Acceptance	DriveTime Car Sales LLC

Bridgecrest Acceptance Corp	DT Acceptance Corp

Bridgecrest Acceptance Corporation	DT Acceptance Corporation

Bridgecrest Accpt Corp	GoFi

Bridgecrest Accptacne Corp	GoFi, LLC

Bridgecrst Acceptance Corp	GoFi LLC

Brudgecrest Acceptance Corp	GoFi, LLC.

DriveTime	GFC Lending

DriveTime Acceptance Corporation	GFC, Lending

DriveTime Car Sales	GFC Lending LLC

DriveTime Car Sales Co, LLC	GFC Lending LLC.

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Agreement to Furnish Insurance Policy	Insurance Application

Auto Insurance Binder	Insurance Binder Form

Auto Insurance Card	Insurance Card

Auto Insurance Confirmation	Insurance Endorsement

Auto Insurance Coverage Summary	Insurance ID card

Auto Insurance Identification Card	Insurance Identification Card

Auto Insurance Policy Amended Declarations	Insurance Summary

Auto Insurance Policy Declarations	Insurance Vehicle Identification Card

Auto Liability Identification Card	Letter of Coverage

Auto Policy Binder	Letter of Experience

Automobile Application	Personal Auto Declaration

Automobile Insurance Binder	Personal Auto Policy Declarations

Automobile Insurance Card	Personal Car Policy Declarations

Automobile Insurance Identification Card	Proof of Insurance

Binder for State Farm Automobile Insurance	Renewal Declarations Page

Binder of Insurance	Screenshot from the Company’s Insurance Verification System

Certificate of Insurance	Security Verification Form

Confirmation of Insurance	Temporary Insurance Identification Card

Evidence of Insurance	Temporary Proof of Auto Insurance Card

Evidence of Liability Insurance	Temporary Proof of Insurance Card(s)

Financial Responsibility Identification Card	Verification of Coverage

Form Liability Insurance Card	Verification of Insurance Form

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2023-01-001	51	2023-01-051	101	2023-01-101
2	2023-01-002	52	2023-01-052	102	2023-01-102
3	2023-01-003	53	2023-01-053	103	2023-01-103
4	2023-01-004	54	2023-01-054	104	2023-01-104
5	2023-01-005	55	2023-01-055	105	2023-01-105
6	2023-01-006	56	2023-01-056	106	2023-01-106
7	2023-01-007	57	2023-01-057	107	2023-01-107
8	2023-01-008	58	2023-01-058	108	2023-01-108
9	2023-01-009	59	2023-01-059	109	2023-01-109
10	2023-01-010	60	2023-01-060	110	2023-01-110
11	2023-01-011	61	2023-01-061	111	2023-01-111
12	2023-01-012	62	2023-01-062	112	2023-01-112
13	2023-01-013	63	2023-01-063	113	2023-01-113
14	2023-01-014	64	2023-01-064	114	2023-01-114
15	2023-01-015	65	2023-01-065	115	2023-01-115
16	2023-01-016	66	2023-01-066	116	2023-01-116
17	2023-01-017	67	2023-01-067	117	2023-01-117
18	2023-01-018	68	2023-01-068	118	2023-01-118
19	2023-01-019	69	2023-01-069	119	2023-01-119
20	2023-01-020	70	2023-01-070	120	2023-01-120
21	2023-01-021	71	2023-01-071	121	2023-01-121
22	2023-01-022	72	2023-01-072	122	2023-01-122
23	2023-01-023	73	2023-01-073	123	2023-01-123
24	2023-01-024	74	2023-01-074	124	2023-01-124
25	2023-01-025	75	2023-01-075	125	2023-01-125
26	2023-01-026	76	2023-01-076	126	2023-01-126
27	2023-01-027	77	2023-01-077	127	2023-01-127
28	2023-01-028	78	2023-01-078	128	2023-01-128
29	2023-01-029	79	2023-01-079	129	2023-01-129
30	2023-01-030	80	2023-01-080	130	2023-01-130
31	2023-01-031	81	2023-01-081	131	2023-01-131
32	2023-01-032	82	2023-01-082	132	2023-01-132
33	2023-01-033	83	2023-01-083	133	2023-01-133
34	2023-01-034	84	2023-01-084	134	2023-01-134
35	2023-01-035	85	2023-01-085	135	2023-01-135
36	2023-01-036	86	2023-01-086	136	2023-01-136
37	2023-01-037	87	2023-01-087	137	2023-01-137
38	2023-01-038	88	2023-01-088	138	2023-01-138
39	2023-01-039	89	2023-01-089	139	2023-01-139
40	2023-01-040	90	2023-01-090	140	2023-01-140
41	2023-01-041	91	2023-01-091	141	2023-01-141
42	2023-01-042	92	2023-01-092	142	2023-01-142
43	2023-01-043	93	2023-01-093	143	2023-01-143
44	2023-01-044	94	2023-01-094	144	2023-01-144
45	2023-01-045	95	2023-01-095	145	2023-01-145
46	2023-01-046	96	2023-01-096	146	2023-01-146
47	2023-01-047	97	2023-01-097	147	2023-01-147
48	2023-01-048	98	2023-01-098	148	2023-01-148
49	2023-01-049	99	2023-01-099	149	2023-01-149
50	2023-01-050	100	2023-01-100	150	2023-01-150

Note:	The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.